Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 179,197
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 179,197